CASH AND RESTRICTED CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND RESTRICTED CASH EQUIVALENTS

Cash and restricted cash equivalents of the Company are comprised of bank balances and a guaranteed investment certificate which can be readily converted into cash without significant restrictions, changes in value or penalties.

	December 31, 2020	December 31, 2019	December 31, 2018
Cash	$7,608,149	$3,017,704	$5,304,097
Restricted cash equivalents	34,500	34,500	34,500
	$7,642,649	$3,052,204	$5,338,597

Restricted Cash Equivalents

As at December 31, 2020, a guaranteed investment certificate of $34,500 (2019 - $34,500, 2018 – $34,500) has been pledged as collateral for the Company’s credit card.